Deferred tax assets and liabilities - Activity in deferred tax asset (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	$ 1,580	$ 1,339
Gross, deferred tax liabilities, beginning balance	(1,934)	(1,992)
Net, deferred tax asset (liabilities), beginning balance	(354)	(653)
(Charged)/credited to income	96	309
Credited/(charged) to equity	7	(12)
Credited/(charged) to other comprehensive income	(41)	2
Impact of business combinations	(11)
Gross deferred tax assets, ending balance	1,558	1,580
Gross, deferred tax liabilities, ending balance	(1,861)	(1,934)
Net, deferred tax asset (liabilities), ending balance	(303)	(354)
Property, plant & equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	39	31
Gross, deferred tax liabilities, beginning balance	(337)	(307)
Net, deferred tax asset (liabilities), beginning balance	(298)	(276)
(Charged)/credited to income	(1)	(22)
Credited/(charged) to equity	0	0
Credited/(charged) to other comprehensive income	1	0
Impact of business combinations	0
Gross deferred tax assets, ending balance	34	39
Gross, deferred tax liabilities, ending balance	(332)	(337)
Net, deferred tax asset (liabilities), ending balance	(298)	(298)
Intangible assets and deductible goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	267	4
Gross, deferred tax liabilities, beginning balance	(1,417)	(1,529)
Net, deferred tax asset (liabilities), beginning balance	(1,150)	(1,525)
(Charged)/credited to income	95	375
Credited/(charged) to equity	0	0
Credited/(charged) to other comprehensive income	0	0
Impact of business combinations	(17)
Gross deferred tax assets, ending balance	246	267
Gross, deferred tax liabilities, ending balance	(1,318)	(1,417)
Net, deferred tax asset (liabilities), ending balance	(1,072)	(1,150)
Pensions and other benefit obligations of associates
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	85	79
Gross, deferred tax liabilities, beginning balance	0	0
Net, deferred tax asset (liabilities), beginning balance	85	79
(Charged)/credited to income	2	0
Credited/(charged) to equity	0	0
Credited/(charged) to other comprehensive income	(7)	6
Impact of business combinations	0
Gross deferred tax assets, ending balance	80	85
Gross, deferred tax liabilities, ending balance	0	0
Net, deferred tax asset (liabilities), ending balance	80	85
Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	377	352
Gross, deferred tax liabilities, beginning balance	(30)	(26)
Net, deferred tax asset (liabilities), beginning balance	347	326
(Charged)/credited to income	11	21
Credited/(charged) to equity	0	0
Credited/(charged) to other comprehensive income	(7)	0
Impact of business combinations	0
Gross deferred tax assets, ending balance	384	377
Gross, deferred tax liabilities, ending balance	(33)	(30)
Net, deferred tax asset (liabilities), ending balance	351	347
Tax loss carry-forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	194	231
Gross, deferred tax liabilities, beginning balance	0	0
Net, deferred tax asset (liabilities), beginning balance	194	231
(Charged)/credited to income	(15)	(40)
Credited/(charged) to equity	2	3
Credited/(charged) to other comprehensive income	0	0
Impact of business combinations	6
Gross deferred tax assets, ending balance	187	194
Gross, deferred tax liabilities, ending balance	0	0
Net, deferred tax asset (liabilities), ending balance	187	194
Other assets, provisions and accruals
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	618	642
Gross, deferred tax liabilities, beginning balance	(150)	(130)
Net, deferred tax asset (liabilities), beginning balance	468	512
(Charged)/credited to income	4	(25)
Credited/(charged) to equity	5	(15)
Credited/(charged) to other comprehensive income	(28)	(4)
Impact of business combinations	0
Gross deferred tax assets, ending balance	627	618
Gross, deferred tax liabilities, ending balance	(178)	(150)
Net, deferred tax asset (liabilities), ending balance	$ 449	$ 468